- STOCKHOLDERS' EQUITY (Details Text) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
- STOCKHOLDERS' EQUITY [Abstract]
Common stock authorized.	75,000,000	75,000,000
Common stock par value	$ 0.001